Acquisition of Paradigm Spine, LLC	12 Months Ended
Dec. 31, 2019
Paradigm Spine [Member]
Acquisition
7. Acquisition of Paradigm Spine, LLC
On March 8, 2019, pursuant to the Master Transaction Agreement (the “Master Transaction Agreement”), dated as of November 1, 2018, by and among Legacy RTI, PS Spine Holdco, LLC, a Delaware limited liability company (“PS Spine”), the Company, and Bears Merger Sub, Inc., a Delaware corporation and direct wholly owned subsidiary of the Company (“Merger Sub”), the Company acquired all of the outstanding equity interests of Paradigm, through a transaction in which: (i) PS Spine contributed all of the issued and outstanding equity interests in Paradigm to the Company (the “Contribution”); (ii) Merger Sub merged with and into Legacy RTI (the “Merger”), with Legacy RTI surviving as a wholly owned direct subsidiary of the Company; and (iii) the Company was renamed “RTI Surgical Holdings, Inc.” (collectively, the “Transaction”). Legacy RTI retained its existing name “RTI Surgical, Inc.”
Pursuant to the Master Transaction Agreement: (i) each share of common stock, par value $0.001 per share, of Legacy RTI issued and outstanding immediately prior to the Transaction (other than shares held by Legacy RTI as treasury shares or by the Company or Merger Sub immediately prior to the Transaction, which were automatically cancelled and ceased to exist) was converted automatically into one fully paid and non-assessable
share of Company common stock , par value $0.001 per share; (ii) each share of Series A convertible preferred stock, par value $0.001 per share, of Legacy RTI issued and outstanding immediately prior to the Transaction (other than shares held by Legacy RTI as treasury shares or by the Company or Merger Sub immediately prior to the Transaction, which were automatically cancelled and ceased to exist) was converted automatically into one fully paid and non-assessable
share of Series A convertible preferred stock, par value $0.001 per share, of the Company; and (iii) each stock option and restricted stock award granted by Legacy RTI was converted into a stock option or restricted stock award, as applicable, of the Company with respect to an equivalent number of shares of the Company common stock on the same terms and conditions as were applicable prior to the closing.
The consideration for the Contribution was $100,000 (the “Cash Consideration Amount”) in cash and 10,729,614 shares of Company common stock (the “Stock Consideration Amount”). The Cash Consideration Amount was adjusted lower by Paradigm’s working capital of $7,000.
In addition to the Cash Consideration Amount and the Stock Consideration Amount, the Company may be required to make further cash payments or issue additional shares of Company common stock to PS Spine in an amount up to $50,000 of shares of Company common stock to be valued based upon the Legacy RTI Price and an additional $100,000 of cash and/or Company common stock to be valued at the time of issuance, in each case, if certain revenue targets are achieved between closing, March 8, 2019, and December 31, 2022. The Company estimates the fair value of the contingent liability at acquisition date related to the revenue based earnout to be $72,177 utilizing a Monte-Carlo simulation model. A Monte-Carlo simulation is an analytical method used to estimate fair value by performing a large number of simulations or trial runs and thereby determining a value based on the possible outcomes. Accounted for as a liability to be revalued at each reporting period, the fair value of the contingent liability was measured using Level 3 inputs, which includes weighted average cost of capital and projected revenues and costs. Acquisition and integration related costs, specific to Paradigm, were approximately $15,537, of which approximately $4,143 was incurred during 2018, $11,394 (which includes integration costs of business development expenses of $462 and severance expense of $896) was incurred for the year ended December 31, 2019 and is reflected separately in the accompanying consolidated statements of comprehensive gain (loss).

The Company has accounted for the acquisition of Paradigm under ASC 805,
Business Combinations
(“ASC 805”). Paradigm’s results of operations are included in the consolidated financial statements beginning after March 8, 2019, the acquisition date.
The purchase price was comprised as follows:

Cash proceeds from second lien credit agreement	$100,000
Fair market value of securities issued	60,730
Fair market value of contingent earnout	72,177

Total purchase price	$232,907

In the first quarter of 2019, the Company completed its valuations and purchase price allocations. The table below represents the final allocation of the total purchase price to Paradigm’s tangible and intangible assets and liabilities fair values as of March 8, 2019.

Balance at March 8, 2019
Cash	$307
Accounts receivable	5,220
Inventories	17,647
Other current assets	934
Property, plant and equipment	379
Other non-current assets	1,079
Current liabilities	(6,169)
Lease liabilities	(1,079)

Net tangible assets acquired	18,318
Other intangible assets	79,000
Goodwill	135,589

Total net assets acquired	$232,907

As of March 8, 2019, the inventory fair value was composed of current inventory of $7,122 and non-current
inventory of $10,525.
Total net assets acquired as of March 8, 2019, were included in the Company’s only operating segment at that time. Fair values are based on management’s estimates and assumptions including variations of the income approach, the cost approach and the market approach.
The Company believes that the acquisition of Paradigm, a spine focused business, offers the potential for substantial strategic and financial benefits. The transaction further advances the Company’s strategic transformation focused on reducing complexity, driving operational excellence and accelerating growth. The Company believes the acquisition will enhance stockholder value through, among other things, enabling the Company to capitalize on the following strategic advantages and opportunities:

•
Paradigm will strengthen the Company’s spine portfolio with the addition of the coflex
®
Interlaminar Stabilization
®
device. Coflex
®
is a differentiated and minimally invasive motion preserving stabilization implant that is FDA
PMA-approved
for the treatment of moderate to severe lumbar spinal stenosis (“LSS”) in conjunction with decompression.

•	Coflex ® allows the Company to provide surgeons who treat patients with moderate to severe LSS with a PMA-approved device supported by more than 12 years of clinical data.
These potential benefits resulted in the Company paying a premium for Paradigm resulting in the recognition of $135,589 of goodwill.
The following unaudited pro forma information shows the results of the Paradigm’s operations as though the acquisition had occurred as of the beginning of the prior comparable period, January 1, 2018:

	For the Year Ended December 31,
	2019	2018
Revenues	$37,374	$40,810
Net loss	(16,547)	(42,550)
The pro forma results have been
prepared
for comparative purposes only and are not necessarily indicative of the actual results of operations had the acquisition taken place as of the beginning of the periods presented, or the results that may occur in the future.